Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,543	$ 1,051	$ 1,625
Increase - Decrease	(45)	527	(613)
Change in fair value	167	(35)	39
Equity instruments as of the end of the period	1,665	1,543	1,051
Fair value through other comprehensive income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	355	119	573
Increase - Decrease	12	247	(566)
Change in fair value	144	(11)	112
Equity instruments as of the end of the period	511	355	119
Fair value through other comprehensive income | Next Decade Corporation
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	214
Increase - Decrease		219
Change in fair value	132	(5)
Equity instruments as of the end of the period	346	214
Fair value through other comprehensive income | Enphase Energy Inc.
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			457
Increase - Decrease			(579)
Change in fair value			122
Fair value through other comprehensive income | Other shares (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	141	119	116
Increase - Decrease	12	28	13
Change in fair value	12	(6)	(10)
Equity instruments as of the end of the period	165	141	119
Fair value through profit or loss
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,188	932	1,052
Increase - Decrease	(57)	280	(47)
Change in fair value	23	(24)	(73)
Equity instruments as of the end of the period	1,154	1,188	932
Fair value through profit or loss | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	5	5	14
Change in fair value			(9)
Equity instruments as of the end of the period	5	5	5
Fair value through profit or loss | Hubei Cathay Smart Energy Fund
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		54	36
Increase - Decrease		(54)	7
Change in fair value			11
Equity instruments as of the end of the period			54
Fair value through profit or loss | OGCI Climate Investments Holdings LLP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	50	34
Increase - Decrease	7	14	35
Change in fair value	(1)	2	(1)
Equity instruments as of the end of the period	56	50	34
Fair value through profit or loss | Nordian CPO (renamed TotalEnergies Charging Services Espaa SL)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	70
Increase - Decrease	(70)	70
Equity instruments as of the end of the period		70
Fair value through profit or loss | Other shares (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,063	839	1,002
Increase - Decrease	6	250	(89)
Change in fair value	24	(26)	(74)
Equity instruments as of the end of the period	$ 1,093	$ 1,063	$ 839